Debentures (Details 2) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Payment schedule
Non-current	R$ 286,141
2019
Payment schedule
Non-current	26,629
2020
Payment schedule
Non-current	43,674
2021
Payment schedule
Non-current	49,326
2022
Payment schedule
Non-current	49,326
2023
Payment schedule
Non-current	49,326
2024
Payment schedule
Non-current	49,326
2025
Payment schedule
Non-current	R$ 18,534